Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard International Equity Index Funds
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000015903
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,066	$8,959	$8,993
2016	$9,666	$9,614	$9,890
2016	$9,540	$9,509	$10,070
2016	$9,337	$9,298	$10,092
2017	$9,833	$9,779	$10,466
2017	$10,737	$10,702	$11,159
2017	$11,501	$11,451	$11,945
2017	$11,929	$11,897	$12,466
2018	$12,785	$12,792	$13,583
2018	$12,225	$12,252	$12,943
2018	$12,166	$12,171	$12,691
2018	$10,912	$10,929	$11,432
2019	$10,995	$11,007	$11,828
2019	$11,854	$11,844	$12,440
2019	$11,575	$11,698	$12,331
2019	$12,102	$12,108	$12,711
2020	$12,444	$12,498	$13,030
2020	$10,197	$10,246	$11,013
2020	$11,584	$11,642	$12,456
2020	$11,051	$11,088	$12,444
2021	$13,384	$13,492	$14,935
2021	$14,845	$14,929	$15,971
2021	$15,575	$15,635	$16,144
2021	$15,706	$15,781	$16,296
2022	$15,200	$15,109	$15,586
2022	$13,582	$13,781	$14,410
2022	$13,088	$13,068	$13,685
2022	$11,833	$11,907	$12,279
2023	$14,467	$14,448	$14,688
2023	$15,179	$15,250	$14,739
2023	$15,437	$15,549	$15,481
2023	$13,733	$13,746	$13,744
2024	$15,674	$15,887	$15,586
2024	$16,229	$16,434	$16,177
2024	$17,202	$17,289	$17,026
2024	$16,905	$16,968	$17,104
2025	$17,166	$17,399	$17,222
2025	$18,665	$18,789	$18,031
2025	$19,554	$19,842	$19,547
2025	$20,829	$20,998	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	23.21%	13.51%	7.61%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 35,255,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 1,827,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015906
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	FTSE Europe ETF Shares
Trading Symbol	VGK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	FTSE Europe ETF Shares Net Asset Value	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,068	$8,959	$8,993
2016	$9,674	$9,614	$9,890
2016	$9,555	$9,509	$10,070
2016	$9,357	$9,298	$10,092
2017	$9,860	$9,779	$10,466
2017	$10,769	$10,702	$11,159
2017	$11,543	$11,451	$11,945
2017	$11,976	$11,897	$12,466
2018	$12,840	$12,792	$13,583
2018	$12,281	$12,252	$12,943
2018	$12,220	$12,171	$12,691
2018	$10,964	$10,929	$11,432
2019	$11,053	$11,007	$11,828
2019	$11,920	$11,844	$12,440
2019	$11,649	$11,698	$12,331
2019	$12,179	$12,108	$12,711
2020	$12,531	$12,498	$13,030
2020	$10,274	$10,246	$11,013
2020	$11,674	$11,642	$12,456
2020	$11,144	$11,088	$12,444
2021	$13,498	$13,492	$14,935
2021	$14,980	$14,929	$15,971
2021	$15,723	$15,635	$16,144
2021	$15,862	$15,781	$16,296
2022	$15,354	$15,109	$15,586
2022	$13,727	$13,781	$14,410
2022	$13,230	$13,068	$13,685
2022	$11,969	$11,907	$12,279
2023	$14,636	$14,448	$14,688
2023	$15,361	$15,250	$14,739
2023	$15,631	$15,549	$15,481
2023	$13,911	$13,746	$13,744
2024	$15,880	$15,887	$15,586
2024	$16,450	$16,434	$16,177
2024	$17,442	$17,289	$17,026
2024	$17,148	$16,968	$17,104
2025	$17,417	$17,399	$17,222
2025	$18,946	$18,789	$18,031
2025	$19,858	$19,842	$19,547
2025	$21,163	$20,998	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Europe ETF Shares Net Asset Value	23.42%	13.69%	7.78%
FTSE Europe ETF Shares Market Price	23.50%	13.70%	7.80%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 35,255,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 1,827,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015904
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,067	$8,959	$8,993
2016	$9,673	$9,614	$9,890
2016	$9,551	$9,509	$10,070
2016	$9,352	$9,298	$10,092
2017	$9,853	$9,779	$10,466
2017	$10,763	$10,702	$11,159
2017	$11,536	$11,451	$11,945
2017	$11,969	$11,897	$12,466
2018	$12,833	$12,792	$13,583
2018	$12,275	$12,252	$12,943
2018	$12,217	$12,171	$12,691
2018	$10,961	$10,929	$11,432
2019	$11,047	$11,007	$11,828
2019	$11,914	$11,844	$12,440
2019	$11,640	$11,698	$12,331
2019	$12,172	$12,108	$12,711
2020	$12,522	$12,498	$13,030
2020	$10,264	$10,246	$11,013
2020	$11,662	$11,642	$12,456
2020	$11,131	$11,088	$12,444
2021	$13,482	$13,492	$14,935
2021	$14,960	$14,929	$15,971
2021	$15,702	$15,635	$16,144
2021	$15,840	$15,781	$16,296
2022	$15,333	$15,109	$15,586
2022	$13,706	$13,781	$14,410
2022	$13,208	$13,068	$13,685
2022	$11,950	$11,907	$12,279
2023	$14,610	$14,448	$14,688
2023	$15,335	$15,250	$14,739
2023	$15,603	$15,549	$15,481
2023	$13,886	$13,746	$13,744
2024	$15,853	$15,887	$15,586
2024	$16,421	$16,434	$16,177
2024	$17,408	$17,289	$17,026
2024	$17,114	$16,968	$17,104
2025	$17,382	$17,399	$17,222
2025	$18,906	$18,789	$18,031
2025	$19,817	$19,842	$19,547
2025	$21,118	$20,998	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	23.40%	13.66%	7.76%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 35,255,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 1,827,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015905
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,532,930	$4,479,363	$4,496,432
2016	$4,836,629	$4,807,069	$4,944,764
2016	$4,775,647	$4,754,524	$5,034,773
2016	$4,676,761	$4,648,821	$5,046,235
2017	$4,927,616	$4,889,633	$5,233,093
2017	$5,382,036	$5,351,224	$5,579,433
2017	$5,769,623	$5,725,376	$5,972,302
2017	$5,986,487	$5,948,447	$6,232,942
2018	$6,417,742	$6,396,098	$6,791,258
2018	$6,139,508	$6,126,047	$6,471,638
2018	$6,111,178	$6,085,345	$6,345,480
2018	$5,482,516	$5,464,735	$5,716,204
2019	$5,525,886	$5,503,588	$5,914,126
2019	$5,960,983	$5,921,821	$6,220,228
2019	$5,823,222	$5,849,232	$6,165,333
2019	$6,090,361	$6,054,153	$6,355,519
2020	$6,265,742	$6,248,817	$6,515,239
2020	$5,135,051	$5,123,187	$5,506,501
2020	$5,836,558	$5,821,220	$6,228,186
2020	$5,570,151	$5,543,812	$6,221,966
2021	$6,747,685	$6,745,748	$7,467,533
2021	$7,487,854	$7,464,682	$7,985,553
2021	$7,859,028	$7,817,271	$8,071,882
2021	$7,928,346	$7,890,519	$8,148,100
2022	$7,673,689	$7,554,410	$7,793,016
2022	$6,862,006	$6,890,498	$7,205,151
2022	$6,612,876	$6,534,113	$6,842,722
2022	$5,983,390	$5,953,594	$6,139,711
2023	$7,316,040	$7,224,137	$7,344,226
2023	$7,679,448	$7,625,092	$7,369,260
2023	$7,812,789	$7,774,391	$7,740,350
2023	$6,953,256	$6,873,094	$6,872,055
2024	$7,938,749	$7,943,588	$7,793,141
2024	$8,222,634	$8,216,767	$8,088,462
2024	$8,719,167	$8,644,319	$8,512,908
2024	$8,572,992	$8,483,760	$8,552,157
2025	$8,706,759	$8,699,480	$8,610,996
2025	$9,471,260	$9,394,679	$9,015,672
2025	$9,926,971	$9,920,799	$9,773,650
2025	$10,578,604	$10,498,994	$10,653,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	23.39%	13.69%	7.78%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 35,255,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 1,827,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096107
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Plus Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$90,678,491	$89,587,265	$89,928,637
2016	$96,755,904	$96,141,381	$98,895,277
2016	$95,530,203	$95,090,484	$100,695,467
2016	$93,547,826	$92,976,411	$100,924,700
2017	$98,560,988	$97,792,655	$104,661,856
2017	$107,675,878	$107,024,481	$111,588,668
2017	$115,409,861	$114,507,513	$119,446,040
2017	$119,766,241	$118,968,950	$124,658,846
2018	$128,467,410	$127,921,959	$135,825,153
2018	$122,900,576	$122,520,943	$129,432,762
2018	$122,324,341	$121,706,902	$126,909,604
2018	$109,752,266	$109,294,692	$114,324,086
2019	$110,631,381	$110,071,760	$118,282,522
2019	$119,315,427	$118,436,424	$124,404,554
2019	$116,579,866	$116,984,642	$123,306,652
2019	$121,913,360	$121,083,068	$127,110,375
2020	$125,436,575	$124,976,333	$130,304,771
2020	$102,819,614	$102,463,750	$110,130,020
2020	$116,849,325	$116,424,400	$124,563,722
2020	$111,522,643	$110,876,249	$124,439,310
2021	$135,098,149	$134,914,957	$149,350,660
2021	$149,917,835	$149,293,633	$159,711,063
2021	$157,367,535	$156,345,417	$161,437,637
2021	$158,747,460	$157,810,387	$162,961,994
2022	$153,672,281	$151,088,194	$155,860,326
2022	$137,392,915	$137,809,968	$144,103,021
2022	$132,417,099	$130,682,253	$136,854,448
2022	$119,806,196	$119,071,873	$122,794,225
2023	$146,497,777	$144,482,737	$146,884,521
2023	$153,776,091	$152,501,847	$147,385,192
2023	$156,475,137	$155,487,819	$154,807,003
2023	$139,256,271	$137,461,882	$137,441,106
2024	$158,983,304	$158,871,750	$155,862,820
2024	$164,696,559	$164,335,348	$161,769,231
2024	$174,618,779	$172,886,382	$170,258,153
2024	$171,691,969	$169,675,195	$171,043,139
2025	$174,385,763	$173,989,595	$172,219,913
2025	$189,686,784	$187,893,572	$180,313,431
2025	$198,830,912	$198,415,980	$195,472,995
2025	$211,904,993	$209,979,870	$213,072,807

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	23.42%	13.70%	7.80%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 35,255,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 1,827,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015907
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,364	$9,154	$8,993
2016	$9,824	$9,995	$9,890
2016	$10,430	$10,395	$10,070
2016	$10,640	$10,570	$10,092
2017	$10,941	$10,891	$10,466
2017	$11,460	$11,370	$11,159
2017	$12,235	$12,143	$11,945
2017	$12,951	$12,801	$12,466
2018	$14,046	$13,949	$13,583
2018	$13,521	$13,507	$12,943
2018	$13,138	$13,029	$12,691
2018	$11,976	$11,930	$11,432
2019	$12,367	$12,290	$11,828
2019	$12,695	$12,601	$12,440
2019	$12,462	$12,520	$12,331
2019	$13,101	$13,125	$12,711
2020	$13,082	$13,271	$13,030
2020	$11,478	$11,574	$11,013
2020	$12,561	$12,501	$12,456
2020	$13,169	$13,110	$12,444
2021	$15,666	$15,700	$14,935
2021	$16,263	$16,299	$15,971
2021	$16,230	$16,210	$16,144
2021	$16,210	$16,197	$16,296
2022	$15,170	$15,043	$15,586
2022	$14,070	$14,247	$14,410
2022	$13,743	$13,707	$13,685
2022	$12,145	$12,198	$12,279
2023	$14,612	$14,606	$14,688
2023	$14,297	$14,310	$14,739
2023	$15,263	$15,339	$15,481
2023	$13,702	$13,666	$13,744
2024	$15,426	$15,749	$15,586
2024	$15,731	$15,989	$16,177
2024	$16,749	$16,896	$17,026
2024	$16,187	$16,483	$17,104
2025	$16,219	$16,500	$17,222
2025	$16,902	$17,080	$18,031
2025	$18,321	$18,685	$19,547
2025	$20,700	$20,947	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	27.88%	9.47%	7.55%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,905,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 631,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015910
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	FTSE Pacific ETF Shares
Trading Symbol	VPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	FTSE Pacific ETF Shares Net Asset Value	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,364	$9,154	$8,993
2016	$9,838	$9,995	$9,890
2016	$10,443	$10,395	$10,070
2016	$10,659	$10,570	$10,092
2017	$10,965	$10,891	$10,466
2017	$11,489	$11,370	$11,159
2017	$12,274	$12,143	$11,945
2017	$12,992	$12,801	$12,466
2018	$14,103	$13,949	$13,583
2018	$13,583	$13,507	$12,943
2018	$13,202	$13,029	$12,691
2018	$12,038	$11,930	$11,432
2019	$12,429	$12,290	$11,828
2019	$12,766	$12,601	$12,440
2019	$12,535	$12,520	$12,331
2019	$13,186	$13,125	$12,711
2020	$13,175	$13,271	$13,030
2020	$11,559	$11,574	$11,013
2020	$12,659	$12,501	$12,456
2020	$13,276	$13,110	$12,444
2021	$15,802	$15,700	$14,935
2021	$16,411	$16,299	$15,971
2021	$16,384	$16,210	$16,144
2021	$16,365	$16,197	$16,296
2022	$15,326	$15,043	$15,586
2022	$14,218	$14,247	$14,410
2022	$13,897	$13,707	$13,685
2022	$12,276	$12,198	$12,279
2023	$14,778	$14,606	$14,688
2023	$14,468	$14,310	$14,739
2023	$15,447	$15,339	$15,481
2023	$13,872	$13,666	$13,744
2024	$15,625	$15,749	$15,586
2024	$15,944	$15,989	$16,177
2024	$16,977	$16,896	$17,026
2024	$16,418	$16,483	$17,104
2025	$16,459	$16,500	$17,222
2025	$17,158	$17,080	$18,031
2025	$18,598	$18,685	$19,547
2025	$21,030	$20,947	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Pacific ETF Shares Net Asset Value	28.09%	9.64%	7.72%
FTSE Pacific ETF Shares Market Price	27.66%	9.55%	7.68%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,905,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 631,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015908
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VPADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,365	$9,154	$8,993
2016	$9,838	$9,995	$9,890
2016	$10,441	$10,395	$10,070
2016	$10,657	$10,570	$10,092
2017	$10,964	$10,891	$10,466
2017	$11,489	$11,370	$11,159
2017	$12,272	$12,143	$11,945
2017	$12,991	$12,801	$12,466
2018	$14,101	$13,949	$13,583
2018	$13,581	$13,507	$12,943
2018	$13,200	$13,029	$12,691
2018	$12,035	$11,930	$11,432
2019	$12,425	$12,290	$11,828
2019	$12,760	$12,601	$12,440
2019	$12,529	$12,520	$12,331
2019	$13,178	$13,125	$12,711
2020	$13,166	$13,271	$13,030
2020	$11,551	$11,574	$11,013
2020	$12,650	$12,501	$12,456
2020	$13,265	$13,110	$12,444
2021	$15,788	$15,700	$14,935
2021	$16,395	$16,299	$15,971
2021	$16,368	$16,210	$16,144
2021	$16,348	$16,197	$16,296
2022	$15,308	$15,043	$15,586
2022	$14,201	$14,247	$14,410
2022	$13,880	$13,707	$13,685
2022	$12,260	$12,198	$12,279
2023	$14,760	$14,606	$14,688
2023	$14,450	$14,310	$14,739
2023	$15,427	$15,339	$15,481
2023	$13,852	$13,666	$13,744
2024	$15,600	$15,749	$15,586
2024	$15,921	$15,989	$16,177
2024	$16,950	$16,896	$17,026
2024	$16,390	$16,483	$17,104
2025	$16,432	$16,500	$17,222
2025	$17,126	$17,080	$18,031
2025	$18,565	$18,685	$19,547
2025	$20,991	$20,947	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	28.07%	9.61%	7.70%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,905,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 631,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015909
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VPKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,680,750	$4,576,984	$4,496,432
2016	$4,918,648	$4,997,402	$4,944,764
2016	$5,222,111	$5,197,620	$5,034,773
2016	$5,330,436	$5,285,042	$5,046,235
2017	$5,484,745	$5,445,339	$5,233,093
2017	$5,744,834	$5,684,903	$5,579,433
2017	$6,138,739	$6,071,592	$5,972,302
2017	$6,498,413	$6,400,575	$6,232,942
2018	$7,054,822	$6,974,663	$6,791,258
2018	$6,792,260	$6,753,409	$6,471,638
2018	$6,601,086	$6,514,260	$6,345,480
2018	$6,019,453	$5,965,080	$5,716,204
2019	$6,218,780	$6,144,985	$5,914,126
2019	$6,382,141	$6,300,476	$6,220,228
2019	$6,271,267	$6,260,126	$6,165,333
2019	$6,592,196	$6,562,621	$6,355,519
2020	$6,589,589	$6,635,735	$6,515,239
2020	$5,782,157	$5,787,109	$5,506,501
2020	$6,328,532	$6,250,450	$6,228,186
2020	$6,639,747	$6,555,078	$6,221,966
2021	$7,904,408	$7,849,778	$7,467,533
2021	$8,205,346	$8,149,614	$7,985,553
2021	$8,190,904	$8,104,879	$8,071,882
2021	$8,183,500	$8,098,544	$8,148,100
2022	$7,662,091	$7,521,454	$7,793,016
2022	$7,110,728	$7,123,716	$7,205,151
2022	$6,946,670	$6,853,734	$6,842,722
2022	$6,141,267	$6,099,002	$6,139,711
2023	$7,388,742	$7,303,110	$7,344,226
2023	$7,236,724	$7,155,239	$7,369,260
2023	$7,725,385	$7,669,402	$7,740,350
2023	$6,937,988	$6,832,877	$6,872,055
2024	$7,813,954	$7,874,491	$7,793,141
2024	$7,971,918	$7,994,521	$8,088,462
2024	$8,489,475	$8,447,980	$8,512,908
2024	$8,210,808	$8,241,705	$8,552,157
2025	$8,229,513	$8,250,006	$8,610,996
2025	$8,581,479	$8,540,093	$9,015,672
2025	$9,299,213	$9,342,581	$9,773,650
2025	$10,513,762	$10,473,476	$10,653,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	28.05%	9.63%	7.72%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,905,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 631,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043572
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	ETF Shares
Trading Symbol	VEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,106	$8,975	$8,993
2016	$9,824	$9,848	$9,890
2016	$10,064	$10,025	$10,070
2016	$10,117	$10,064	$10,092
2017	$10,501	$10,443	$10,466
2017	$11,194	$11,126	$11,159
2017	$11,986	$11,910	$11,945
2017	$12,518	$12,427	$12,466
2018	$13,590	$13,537	$13,583
2018	$12,900	$12,889	$12,943
2018	$12,714	$12,648	$12,691
2018	$11,470	$11,434	$11,432
2019	$11,901	$11,842	$11,828
2019	$12,537	$12,463	$12,440
2019	$12,305	$12,362	$12,331
2019	$12,780	$12,751	$12,711
2020	$13,014	$13,060	$13,030
2020	$11,044	$11,070	$11,013
2020	$12,544	$12,494	$12,456
2020	$12,545	$12,474	$12,444
2021	$14,990	$14,965	$14,935
2021	$15,971	$15,947	$15,971
2021	$16,153	$16,089	$16,144
2021	$16,287	$16,245	$16,296
2022	$15,803	$15,593	$15,586
2022	$14,293	$14,408	$14,410
2022	$13,797	$13,705	$13,685
2022	$12,334	$12,313	$12,279
2023	$14,862	$14,752	$14,688
2023	$14,890	$14,821	$14,739
2023	$15,591	$15,557	$15,481
2023	$13,925	$13,833	$13,744
2024	$15,585	$15,680	$15,586
2024	$16,209	$16,290	$16,177
2024	$17,184	$17,139	$17,026
2024	$17,199	$17,227	$17,104
2025	$17,315	$17,391	$17,222
2025	$18,239	$18,221	$18,031
2025	$19,563	$19,673	$19,547
2025	$21,489	$21,491	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.94%	11.36%	7.95%
ETF Shares Market Price	24.69%	11.34%	7.93%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 75,538,000,000
Holdings Count | Holding	3,912
Advisory Fees Paid, Amount	$ 3,881,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105302
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,107	$8,975	$8,993
2016	$9,823	$9,848	$9,890
2016	$10,060	$10,025	$10,070
2016	$10,113	$10,064	$10,092
2017	$10,496	$10,443	$10,466
2017	$11,188	$11,126	$11,159
2017	$11,981	$11,910	$11,945
2017	$12,514	$12,427	$12,466
2018	$13,587	$13,537	$13,583
2018	$12,898	$12,889	$12,943
2018	$12,712	$12,648	$12,691
2018	$11,466	$11,434	$11,432
2019	$11,898	$11,842	$11,828
2019	$12,531	$12,463	$12,440
2019	$12,297	$12,362	$12,331
2019	$12,771	$12,751	$12,711
2020	$13,001	$13,060	$13,030
2020	$11,030	$11,070	$11,013
2020	$12,529	$12,494	$12,456
2020	$12,530	$12,474	$12,444
2021	$14,970	$14,965	$14,935
2021	$15,946	$15,947	$15,971
2021	$16,128	$16,089	$16,144
2021	$16,258	$16,245	$16,296
2022	$15,778	$15,593	$15,586
2022	$14,266	$14,408	$14,410
2022	$13,769	$13,705	$13,685
2022	$12,308	$12,313	$12,279
2023	$14,832	$14,752	$14,688
2023	$14,855	$14,821	$14,739
2023	$15,558	$15,557	$15,481
2023	$13,890	$13,833	$13,744
2024	$15,543	$15,680	$15,586
2024	$16,167	$16,290	$16,177
2024	$17,135	$17,139	$17,026
2024	$17,152	$17,227	$17,104
2025	$17,264	$17,391	$17,222
2025	$18,187	$18,221	$18,031
2025	$19,501	$19,673	$19,547
2025	$21,417	$21,491	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	24.87%	11.32%	7.91%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 75,538,000,000
Holdings Count | Holding	3,912
Advisory Fees Paid, Amount	$ 3,881,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043573
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Shares
Trading Symbol	VFWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,553,896	$4,487,662	$4,496,432
2016	$4,912,334	$4,923,917	$4,944,764
2016	$5,031,181	$5,012,451	$5,034,773
2016	$5,057,635	$5,032,119	$5,046,235
2017	$5,249,914	$5,221,338	$5,233,093
2017	$5,595,484	$5,563,042	$5,579,433
2017	$5,992,434	$5,955,180	$5,972,302
2017	$6,258,551	$6,213,502	$6,232,942
2018	$6,794,968	$6,768,362	$6,791,258
2018	$6,450,380	$6,444,377	$6,471,638
2018	$6,358,354	$6,323,850	$6,345,480
2018	$5,736,068	$5,716,951	$5,716,204
2019	$5,952,123	$5,921,123	$5,914,126
2019	$6,270,689	$6,231,602	$6,220,228
2019	$6,153,726	$6,181,031	$6,165,333
2019	$6,391,096	$6,375,633	$6,355,519
2020	$6,507,578	$6,529,789	$6,515,239
2020	$5,521,580	$5,534,908	$5,506,501
2020	$6,272,070	$6,247,210	$6,228,186
2020	$6,271,825	$6,236,978	$6,221,966
2021	$7,493,999	$7,482,538	$7,467,533
2021	$7,984,310	$7,973,458	$7,985,553
2021	$8,075,778	$8,044,591	$8,071,882
2021	$8,141,954	$8,122,303	$8,148,100
2022	$7,900,760	$7,796,679	$7,793,016
2022	$7,145,251	$7,203,844	$7,205,151
2022	$6,897,323	$6,852,605	$6,842,722
2022	$6,165,416	$6,156,463	$6,139,711
2023	$7,428,677	$7,376,077	$7,344,226
2023	$7,442,576	$7,410,373	$7,369,260
2023	$7,793,710	$7,778,356	$7,740,350
2023	$6,960,354	$6,916,626	$6,872,055
2024	$7,789,508	$7,839,765	$7,793,141
2024	$8,101,264	$8,145,096	$8,088,462
2024	$8,588,176	$8,569,685	$8,512,908
2024	$8,596,352	$8,613,454	$8,552,157
2025	$8,653,845	$8,695,361	$8,610,996
2025	$9,115,215	$9,110,598	$9,015,672
2025	$9,775,746	$9,836,715	$9,773,650
2025	$10,738,356	$10,745,365	$10,653,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	24.92%	11.35%	7.94%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 75,538,000,000
Holdings Count | Holding	3,912
Advisory Fees Paid, Amount	$ 3,881,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096109
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VFWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Plus Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$91,075,334	$89,753,243	$89,928,637
2016	$98,251,341	$98,478,336	$98,895,277
2016	$100,648,078	$100,249,013	$100,695,467
2016	$101,180,695	$100,642,372	$100,924,700
2017	$105,037,672	$104,426,759	$104,661,856
2017	$111,958,042	$111,260,837	$111,588,668
2017	$119,911,607	$119,103,605	$119,446,040
2017	$125,253,645	$124,270,041	$124,658,846
2018	$135,990,287	$135,367,246	$135,825,153
2018	$129,105,749	$128,887,545	$129,432,762
2018	$127,276,349	$126,477,002	$126,909,604
2018	$114,816,325	$114,339,022	$114,324,086
2019	$119,148,240	$118,422,469	$118,282,522
2019	$125,526,622	$124,632,041	$124,404,554
2019	$123,191,015	$123,620,612	$123,306,652
2019	$127,944,327	$127,512,665	$127,110,375
2020	$130,290,022	$130,595,779	$130,304,771
2020	$110,546,366	$110,698,153	$110,130,020
2020	$125,586,555	$124,944,193	$124,563,722
2020	$125,597,872	$124,739,555	$124,439,310
2021	$150,072,866	$149,650,765	$149,350,660
2021	$159,893,149	$159,469,154	$159,711,063
2021	$161,728,131	$160,891,823	$161,437,637
2021	$163,077,416	$162,446,055	$162,961,994
2022	$158,246,252	$155,933,588	$155,860,326
2022	$143,115,655	$144,076,881	$144,103,021
2022	$138,167,442	$137,052,094	$136,854,448
2022	$123,504,961	$123,129,256	$122,794,225
2023	$148,827,835	$147,521,541	$146,884,521
2023	$149,104,274	$148,207,467	$147,385,192
2023	$156,137,167	$155,567,114	$154,807,003
2023	$139,452,559	$138,332,514	$137,441,106
2024	$156,079,223	$156,795,292	$155,862,820
2024	$162,344,091	$162,901,927	$161,769,231
2024	$172,089,365	$171,393,707	$170,258,153
2024	$172,264,089	$172,269,080	$171,043,139
2025	$173,436,440	$173,907,210	$172,219,913
2025	$182,697,649	$182,211,957	$180,313,431
2025	$195,945,623	$196,734,300	$195,472,995
2025	$215,237,324	$214,907,294	$213,072,807

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	24.95%	11.37%	7.97%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 75,538,000,000
Holdings Count | Holding	3,912
Advisory Fees Paid, Amount	$ 3,881,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065038
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE Global All Cap Index
2015	$10,000	$10,000
2016	$9,210	$9,154
2016	$9,941	$9,958
2016	$10,371	$10,361
2016	$10,289	$10,274
2017	$10,925	$10,908
2017	$11,550	$11,532
2017	$12,173	$12,154
2017	$12,739	$12,717
2018	$13,907	$13,904
2018	$13,185	$13,205
2018	$13,557	$13,550
2018	$12,634	$12,639
2019	$12,879	$12,872
2019	$13,842	$13,827
2019	$13,845	$13,897
2019	$14,226	$14,235
2020	$14,872	$14,921
2020	$13,022	$13,051
2020	$14,832	$14,827
2020	$14,919	$14,903
2021	$17,560	$17,576
2021	$19,309	$19,330
2021	$19,956	$19,963
2021	$20,587	$20,604
2022	$19,875	$19,806
2022	$18,109	$18,202
2022	$17,857	$17,844
2022	$16,489	$16,512
2023	$18,380	$18,365
2023	$18,550	$18,560
2023	$20,121	$20,155
2023	$18,173	$18,174
2024	$20,838	$20,943
2024	$21,664	$21,770
2024	$23,487	$23,540
2024	$24,011	$24,101
2025	$25,058	$25,179
2025	$24,209	$24,282
2025	$27,049	$27,195
2025	$29,370	$29,474

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.32%	14.51%	11.38%
ETF Shares Market Price	22.37%	14.50%	11.38%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 73,542,000,000
Holdings Count | Holding	9,969
Advisory Fees Paid, Amount	$ 3,740,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209799
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE Global All Cap Index
2/7/19	$10,000	$10,000
4/30/19	$10,777	$10,754
7/31/19	$10,780	$10,808
10/31/19	$11,073	$11,071
1/31/20	$11,574	$11,605
4/30/20	$10,134	$10,150
7/31/20	$11,542	$11,532
10/31/20	$11,607	$11,591
1/31/21	$13,662	$13,670
4/30/21	$15,021	$15,034
7/31/21	$15,524	$15,527
10/31/21	$16,015	$16,025
1/31/22	$15,457	$15,404
4/30/22	$14,082	$14,156
7/31/22	$13,886	$13,879
10/31/22	$12,823	$12,842
1/31/23	$14,292	$14,284
4/30/23	$14,425	$14,435
7/31/23	$15,640	$15,676
10/31/23	$14,126	$14,135
1/31/24	$16,197	$16,289
4/30/24	$16,840	$16,932
7/31/24	$18,253	$18,308
10/31/24	$18,658	$18,745
1/31/25	$19,471	$19,583
4/30/25	$18,810	$18,886
7/31/25	$21,015	$21,151
10/31/25	$22,816	$22,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.28%	14.47%	13.04%
FTSE Global All Cap Index	22.29%	14.61%	13.12%

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 73,542,000,000
Holdings Count | Holding	9,969
Advisory Fees Paid, Amount	$ 3,740,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065039
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE Global All Cap Index
2015	$5,000,000	$5,000,000
2016	$4,605,138	$4,576,983
2016	$4,970,470	$4,979,040
2016	$5,185,518	$5,180,723
2016	$5,143,922	$5,137,176
2017	$5,463,032	$5,454,073
2017	$5,775,667	$5,766,168
2017	$6,087,640	$6,077,069
2017	$6,371,147	$6,358,550
2018	$6,955,079	$6,952,171
2018	$6,594,713	$6,602,536
2018	$6,780,999	$6,774,806
2018	$6,318,898	$6,319,379
2019	$6,441,311	$6,435,811
2019	$6,922,882	$6,913,342
2019	$6,924,398	$6,948,354
2019	$7,113,386	$7,117,444
2020	$7,436,703	$7,460,733
2020	$6,511,562	$6,525,289
2020	$7,417,043	$7,413,448
2020	$7,460,029	$7,451,307
2021	$8,779,243	$8,788,100
2021	$9,654,163	$9,665,136
2021	$9,978,297	$9,981,705
2021	$10,292,703	$10,301,999
2022	$9,935,192	$9,902,966
2022	$9,052,636	$9,100,824
2022	$8,927,062	$8,922,203
2022	$8,243,134	$8,255,902
2023	$9,187,557	$9,182,661
2023	$9,272,733	$9,279,776
2023	$10,056,949	$10,077,518
2023	$9,083,774	$9,087,053
2024	$10,415,806	$10,471,716
2024	$10,828,569	$10,885,177
2024	$11,738,215	$11,770,105
2024	$12,000,473	$12,050,630
2025	$12,523,401	$12,589,456
2025	$12,099,172	$12,141,184
2025	$13,517,184	$13,597,603
2025	$14,677,946	$14,736,982

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	22.31%	14.49%	11.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 73,542,000,000
Holdings Count | Holding	9,969
Advisory Fees Paid, Amount	$ 3,740,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074581
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VSS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,262	$9,146	$8,993
2016	$10,250	$10,253	$9,890
2016	$10,520	$10,460	$10,070
2016	$10,411	$10,340	$10,092
2017	$10,755	$10,672	$10,466
2017	$11,543	$11,446	$11,159
2017	$12,366	$12,244	$11,945
2017	$12,927	$12,803	$12,466
2018	$14,093	$13,980	$13,583
2018	$13,494	$13,417	$12,943
2018	$13,206	$13,067	$12,691
2018	$11,522	$11,409	$11,432
2019	$11,834	$11,691	$11,828
2019	$12,392	$12,224	$12,440
2019	$12,085	$12,035	$12,331
2019	$12,476	$12,336	$12,711
2020	$12,843	$12,756	$13,030
2020	$10,580	$10,495	$11,013
2020	$12,289	$12,112	$12,456
2020	$12,374	$12,175	$12,444
2021	$14,831	$14,667	$14,935
2021	$16,377	$16,193	$15,971
2021	$16,863	$16,636	$16,144
2021	$16,996	$16,762	$16,296
2022	$15,869	$15,520	$15,586
2022	$14,501	$14,434	$14,410
2022	$13,772	$13,507	$13,685
2022	$12,148	$11,977	$12,279
2023	$14,384	$14,113	$14,688
2023	$14,246	$13,999	$14,739
2023	$15,010	$14,796	$15,481
2023	$13,189	$12,946	$13,744
2024	$14,841	$14,750	$15,586
2024	$15,273	$15,163	$16,177
2024	$16,220	$16,007	$17,026
2024	$16,170	$16,009	$17,104
2025	$15,854	$15,732	$17,222
2025	$16,578	$16,358	$18,031
2025	$18,534	$18,414	$19,547
2025	$19,863	$19,619	$21,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.84%	9.93%	7.10%
ETF Shares Market Price	22.53%	9.93%	7.07%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	6.97%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,862,000,000
Holdings Count | Holding	4,879
Advisory Fees Paid, Amount	$ 686,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209801
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2/7/19	$10,000	$10,000	$10,000
4/30/19	$10,543	$10,494	$10,573
7/31/19	$10,278	$10,332	$10,480
10/31/19	$10,608	$10,590	$10,803
1/31/20	$10,918	$10,950	$11,075
4/30/20	$8,996	$9,010	$9,360
7/31/20	$10,447	$10,398	$10,587
10/31/20	$10,519	$10,452	$10,576
1/31/21	$12,603	$12,591	$12,693
4/30/21	$13,913	$13,902	$13,574
7/31/21	$14,324	$14,282	$13,721
10/31/21	$14,434	$14,390	$13,850
1/31/22	$13,472	$13,324	$13,247
4/30/22	$12,308	$12,391	$12,247
7/31/22	$11,685	$11,595	$11,631
10/31/22	$10,304	$10,282	$10,436
1/31/23	$12,199	$12,116	$12,484
4/30/23	$12,080	$12,018	$12,526
7/31/23	$12,727	$12,702	$13,157
10/31/23	$11,178	$11,114	$11,681
1/31/24	$12,578	$12,662	$13,247
4/30/24	$12,939	$13,017	$13,749
7/31/24	$13,739	$13,742	$14,470
10/31/24	$13,692	$13,743	$14,537
1/31/25	$13,423	$13,506	$14,637
4/30/25	$14,032	$14,043	$15,325
7/31/25	$15,687	$15,807	$16,613
10/31/25	$16,807	$16,843	$18,109

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.75%	9.83%	8.02%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	8.06%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.23%

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,862,000,000
Holdings Count | Holding	4,879
Advisory Fees Paid, Amount	$ 686,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074580
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,631,745	$4,573,008	$4,496,432
2016	$5,125,827	$5,126,332	$4,944,764
2016	$5,260,772	$5,229,896	$5,034,773
2016	$5,205,517	$5,170,026	$5,046,235
2017	$5,377,770	$5,336,244	$5,233,093
2017	$5,771,518	$5,723,091	$5,579,433
2017	$6,183,400	$6,121,881	$5,972,302
2017	$6,464,102	$6,401,561	$6,232,942
2018	$7,047,948	$6,989,827	$6,791,258
2018	$6,748,277	$6,708,394	$6,471,638
2018	$6,604,697	$6,533,306	$6,345,480
2018	$5,762,607	$5,704,400	$5,716,204
2019	$5,918,583	$5,845,625	$5,914,126
2019	$6,197,547	$6,111,780	$6,220,228
2019	$6,043,928	$6,017,711	$6,165,333
2019	$6,238,630	$6,167,828	$6,355,519
2020	$6,423,181	$6,377,887	$6,515,239
2020	$5,291,434	$5,247,506	$5,506,501
2020	$6,145,429	$6,056,113	$6,228,186
2020	$6,188,359	$6,087,339	$6,221,966
2021	$7,415,967	$7,333,660	$7,467,533
2021	$8,189,345	$8,096,704	$7,985,553
2021	$8,431,464	$8,318,091	$8,071,882
2021	$8,495,895	$8,380,932	$8,148,100
2022	$7,931,662	$7,760,072	$7,793,016
2022	$7,247,392	$7,217,037	$7,205,151
2022	$6,882,233	$6,753,421	$6,842,722
2022	$6,070,322	$5,988,401	$6,139,711
2023	$7,186,789	$7,056,481	$7,344,226
2023	$7,117,067	$6,999,528	$7,369,260
2023	$7,498,155	$7,398,084	$7,740,350
2023	$6,587,289	$6,472,967	$6,872,055
2024	$7,411,616	$7,374,984	$7,793,141
2024	$7,626,854	$7,581,334	$8,088,462
2024	$8,099,191	$8,003,646	$8,512,908
2024	$8,072,943	$8,004,477	$8,552,157
2025	$7,914,258	$7,866,147	$8,610,996
2025	$8,275,566	$8,179,094	$9,015,672
2025	$9,251,055	$9,206,785	$9,773,650
2025	$9,913,760	$9,809,688	$10,653,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	22.80%	9.88%	7.08%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	6.97%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,862,000,000
Holdings Count | Holding	4,879
Advisory Fees Paid, Amount	$ 686,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092025
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000	$10,000
2016	$9,232	$9,098	$8,955
2016	$10,368	$10,383	$9,825
2016	$10,800	$10,721	$9,982
2016	$10,292	$10,208	$10,022
2017	$10,178	$10,103	$10,397
2017	$10,844	$10,735	$11,062
2017	$11,709	$11,567	$11,879
2017	$11,953	$11,799	$12,392
2018	$13,223	$13,054	$13,483
2018	$12,708	$12,574	$12,822
2018	$12,356	$12,158	$12,584
2018	$11,185	$10,998	$11,370
2019	$12,448	$12,238	$11,786
2019	$12,645	$12,413	$12,408
2019	$12,659	$12,526	$12,298
2019	$13,363	$13,142	$12,652
2020	$13,480	$13,313	$12,958
2020	$10,561	$10,407	$10,979
2020	$11,133	$10,906	$12,379
2020	$10,996	$10,732	$12,321
2021	$12,536	$12,298	$14,766
2021	$13,510	$13,212	$15,698
2021	$13,763	$13,438	$15,819
2021	$13,686	$13,324	$15,976
2022	$13,232	$12,814	$15,302
2022	$12,311	$12,066	$14,079
2022	$11,566	$11,198	$13,404
2022	$9,423	$9,145	$12,025
2023	$11,146	$10,777	$14,427
2023	$10,648	$10,271	$14,509
2023	$10,701	$10,344	$15,202
2023	$9,443	$9,081	$13,477
2024	$10,716	$10,440	$15,275
2024	$10,737	$10,437	$15,861
2024	$11,239	$10,842	$16,684
2024	$11,481	$11,090	$16,757
2025	$11,065	$10,707	$16,938
2025	$11,886	$11,431	$17,753
2025	$12,505	$12,081	$19,141
2025	$13,033	$12,524	$20,934

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	13.52%	3.46%	2.68%
ETF Shares Market Price	13.59%	3.49%	2.69%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,866,000,000
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 228,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092024
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000	$10,000
2016	$9,236	$9,098	$8,955
2016	$10,368	$10,383	$9,825
2016	$10,800	$10,721	$9,982
2016	$10,291	$10,208	$10,022
2017	$10,178	$10,103	$10,397
2017	$10,845	$10,735	$11,062
2017	$11,709	$11,567	$11,879
2017	$11,953	$11,799	$12,392
2018	$13,223	$13,054	$13,483
2018	$12,709	$12,574	$12,822
2018	$12,357	$12,158	$12,584
2018	$11,184	$10,998	$11,370
2019	$12,447	$12,238	$11,786
2019	$12,643	$12,413	$12,408
2019	$12,656	$12,526	$12,298
2019	$13,361	$13,142	$12,652
2020	$13,478	$13,313	$12,958
2020	$10,559	$10,407	$10,979
2020	$11,130	$10,906	$12,379
2020	$10,995	$10,732	$12,321
2021	$12,530	$12,298	$14,766
2021	$13,511	$13,212	$15,698
2021	$13,764	$13,438	$15,819
2021	$13,687	$13,324	$15,976
2022	$13,239	$12,814	$15,302
2022	$12,317	$12,066	$14,079
2022	$11,549	$11,198	$13,404
2022	$9,412	$9,145	$12,025
2023	$11,139	$10,777	$14,427
2023	$10,627	$10,271	$14,509
2023	$10,677	$10,344	$15,202
2023	$9,423	$9,081	$13,477
2024	$10,688	$10,440	$15,275
2024	$10,714	$10,437	$15,861
2024	$11,211	$10,842	$16,684
2024	$11,453	$11,090	$16,757
2025	$11,042	$10,707	$16,938
2025	$11,856	$11,431	$17,753
2025	$12,479	$12,081	$19,141
2025	$12,980	$12,524	$20,934

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	12.97%	3.37%	2.64%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,866,000,000
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 228,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092026
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,617,066	$4,548,876	$4,477,732
2016	$5,184,806	$5,191,734	$4,912,451
2016	$5,400,908	$5,360,412	$4,990,826
2016	$5,146,368	$5,104,081	$5,011,220
2017	$5,089,374	$5,051,557	$5,198,374
2017	$5,423,662	$5,367,460	$5,531,083
2017	$5,855,739	$5,783,357	$5,939,429
2017	$5,978,482	$5,899,499	$6,195,754
2018	$6,613,806	$6,527,154	$6,741,345
2018	$6,356,256	$6,286,879	$6,410,928
2018	$6,181,146	$6,078,792	$6,292,158
2018	$5,594,647	$5,499,176	$5,685,167
2019	$6,225,508	$6,119,121	$5,893,216
2019	$6,325,365	$6,206,604	$6,203,825
2019	$6,331,928	$6,262,862	$6,149,032
2019	$6,683,540	$6,571,186	$6,325,755
2020	$6,742,946	$6,656,677	$6,479,018
2020	$5,282,477	$5,203,421	$5,489,624
2020	$5,568,548	$5,452,952	$6,189,662
2020	$5,500,215	$5,365,863	$6,160,597
2021	$6,269,544	$6,148,977	$7,383,076
2021	$6,757,708	$6,606,172	$7,848,869
2021	$6,866,778	$6,718,881	$7,909,403
2021	$6,827,355	$6,661,860	$7,987,900
2022	$6,604,608	$6,407,050	$7,650,750
2022	$6,144,936	$6,032,910	$7,039,608
2022	$5,772,968	$5,599,129	$6,702,033
2022	$4,703,715	$4,572,611	$6,012,740
2023	$5,564,181	$5,388,265	$7,213,436
2023	$5,314,563	$5,135,413	$7,254,255
2023	$5,342,090	$5,172,231	$7,601,124
2023	$4,713,351	$4,540,332	$6,738,591
2024	$5,348,123	$5,220,130	$7,637,573
2024	$5,359,168	$5,218,559	$7,930,711
2024	$5,609,293	$5,420,855	$8,341,950
2024	$5,731,432	$5,544,804	$8,378,261
2025	$5,524,000	$5,353,357	$8,469,138
2025	$5,932,831	$5,715,398	$8,876,500
2025	$6,242,531	$6,040,490	$9,570,617
2025	$6,495,454	$6,261,890	$10,466,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	12.97%	3.37%	2.65%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,866,000,000
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 228,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature